28. Operating costs and expenses (Tables)	12 Months Ended
Dec. 31, 2017
Operating Costs And Expenses Tables
Schedule of operating cost and expences
	2017				2016
	Cost of services provided and goods sold	Selling expenses	General and administrative expenses	Total	Cost of services provided and goods sold	Selling expenses	General and administrative expenses	Total

Personnel	(48,802)	(602,578)	(305,036)	(956,416)	(59,026)	(673,571)	(272,699)	(1,005,296)
Third party services	(544,036)	(2,049,994)	(429,597)	(3,023,627)	(506,356)	(1,965,329)	(433,396)	(2,905,081)
Interconnection and means of connection	(2,632,593)	-	-	(2,632,593)	(2,676,813)	-	-	(2,676,813)
Depreciation and amortization	(3,018,597)	(162,020)	(571,126)	(3,751,743)	(2,884,639)	(181,916)	(445,536)	(3,512,091)
Taxes, fees and contributions	(36,625)	(919,018)	(11,963)	(967,606)	(33,627)	(1,047,416)	(13,474)	(1,094,517)
Rent and insurance	(609,595)	(92,363)	(62,954)	(764,912)	(551,020)	(101,731)	(72,276)	(725,027)
Cost of goods sold	(846,839)	-	-	(846,839)	(975,959)	-	-	(975,959)
Publicity and advertising	-	(410,982)	-	(410,982)	-	(438,837)	-	(438,837)
Losses on doubtful accounts	-	(316,387)	-	(316,387)	-	(266,442)	-	(266,442)
Other	(3,063)	(21,835)	(43,967)	(68,865)	(5,966)	(43,787)	(21,341)	(71,094)
	(7,740,150)	(4,575,177)	(1,424,643)	(13,739,970)	(7,693,406)	(4,719,029)	(1,258,722)	(13,671,157)

	2015
	Cost of services provided and goods sold (1)	Selling expenses (2)	General and administrative expenses (3)	Total

Personnel	(91,026)	(687,629)	(265,198)	(1,043,853)
Third party services	(490,872)	(2,187,616)	(483,624)	(3,162,112)
Interconnection and means of connection	(2,805,364)	-	-	(2,805,364)
Depreciation and amortization	(2,535,683)	(162,267)	(319,106)	(3,017,056)
Taxes, fees and contributions	(26,331)	(874,619)	(13,756)	(914,706)
Rent and insurance	(495,550)	(93,265)	(67,465)	(656,280)
Cost of goods sold	(1,856,668)	-	-	(1,856,668)
Publicity and advertising	-	(560,558)	-	(560,558)
Losses on doubtful accounts	-	(230,357)	-	(230,357)
Other	(5,363)	(26,663)	(46,128)	(78,154)
	(8,306,857)	(4,822,974)	(1,195,277)	(14,325,108)